united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of Registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325 Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive Suite 10, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

Copeland
Dividend Growth Fund

Copeland
SMID Cap
Dividend Growth Fund

Semi-Annual Report
May 31, 2021

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Copeland Dividend Growth Fund

Semi-Annual Report

May 31, 2021

Dear Fellow Shareholders,

Copeland Capital Management is pleased to review the performance of the Copeland Dividend Growth Fund from December 1, 2020 through May 31, 2021. Unless otherwise stated herein, all data and statistics that follow are as of May 31, 2021.

During the six-month period, Class I shares of the Fund rose +15.35%, slightly lagging the +16.95% return posted by the S&P 500 Index. We are pleased to have participated in over 90% of the upside afforded by such a robust market environment. Our result outpaced that of the dividend growth universe, as measured by the NASDAQ Dividend Achievers Index, which advanced +13.1% during the period. Ongoing rollout of the COVID-19 vaccine, coupled with robust economic recovery, have provided an accommodative backdrop for the equity markets. Incipient signs of inflation have slowed the market advance of late, but thus far market participants have interpreted rising prices as transitory in nature and have continued to push share prices higher.

Our stock selection in the Consumer Discretionary sector of the market bolstered Fund returns while those in the Financials sector were a drag on the Fund’s performance. The omni-channel, rent-to-own retailer Aaron’s Company Inc. (AAN, 1.9% of holdings) was the top performing holding, advancing a sharp 88% during the period. In April, the company reported better than expected quarterly results as operations improved markedly from those reported during the COVID-19 pandemic. E-commerce lease revenues surged 42%, helping fuel a greater than four-fold increase in earnings per share. Aaron’s raised its outlook for the full year, citing robust customer deliveries and payment activity in addition to ongoing increases in the size of the company’s lease portfolio. Bucking the relative underperformance trend in the Financials sector was Discover Financial Services (DFS, 1.5% of holdings), which rose over 47% during the period. It looks increasingly likely that the large credit reserves taken by the credit card company will prove unnecessary as employment growth snaps back in the post COVID-19 era. To this end, the company released $879 million in reserves as part of its April earnings report. As consumers begin to resume activities including dining out and travel, the credit card company should be a major beneficiary.

On the downside, Fund holding MarketAxess Holdings (MKTX, 0.8% of holdings) was the worst performer in the Fund, dipping 13% during the period. The electronic bond trading platform operator reported a steep 45% increase in 2020 earnings as market volatility fueled a sharp rise in bond spreads and trading activity. As a more placid market environment takes hold, activity has slowed to more traditional levels and MarketAxess reported measured earnings growth of 8% in the first quarter of 2021. With the stock having risen over 50% last year, we view the recent pullback as profit taking as opposed to fundamental concerns surrounding the company. Cable One (CABO, 1.1% of holdings) was also a laggard, falling 10% during the period. For similar reasons, Cable One (CABO, 1.1% of holdings) was also a laggard during the period. The provider of cable and broadband services, primarily to rural areas, surged during the COVID-19 pandemic as a huge shift towards work and play at home bolstered the company’s financial fortunes. To wit, free cash flow grew 18% in 2020 and is expected to grow 8% in 2021. We believe the share price pullback reflects the market’s recent preference for cyclical economic recovery stocks, rather than resilient growth companies. Longer term, we believe that the company is well positioned as consumer’s appetite for data and streaming services continues its unabated climb higher.

After a slight dip in January, the equity markets have marched higher in each subsequent month of 2021. Massive fiscal stimulus coupled with a hyper-accommodative Federal Reserve have emboldened equity market investors in recent months. Margin leverage has expanded rapidly, special purpose acquisition corps (SPAC’s) have been launched at a torrid pace and so called ‘meme” stocks have soared despite little to no earnings. An investment froth such as we are experiencing now typically ends poorly for speculative stocks and we expect that this time will be no different. Happily, the dividend growth universe in which we operate continues to offer solid investment opportunities at reasonable valuations. Ultimately the current market froth is bound to ebb, and we believe that the market will once again focus on valuations and underlying fundamental strength. In the meantime, we are pleased to have generated solid returns during the period on a both a relative and absolute basis.

Irrespective of near-term market trends, we at Copeland remain intently focused on the long-term prospects of companies held in the Fund, with a particular emphasis on the capacity of each to continue to grow its dividend over time. We continue to favor companies that we believe retain noteworthy competitive advantages in their respective industries, are cash generative, and are overseen by managements with capital allocation discipline and an eye on the shareholder. With the market having touched an all -time high earlier this month, valuations remain elevated as equities appear to us to be pricing in an orderly return to normal. While it is impossible to presage when the next market pullback may occur, we take comfort in the downside protection afforded by dividend growth securities. In the meantime, the Fund continues to benefit from a sharp equity market rebound off of the 2020, pandemic driven lows.

Thank you for the confidence you have placed in Copeland and for your investment in the Copeland Dividend Growth Fund.

The views and opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed. The Fund holdings discussed herein are for informational purposes only and should not be perceived as investment recommendations by Copeland Capital Management. Holdings are subject to change, may not represent current holdings and are subject to risk. Performance data quoted here represents past performance. Past performance is no guarantee of future results. The return quoted reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be lower or higher than the performance quoted above. The risks of investing in the Copeland Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy. The NASDAQ Dividend Achievers Index™ is a market capitalization-weighted index of stocks of companies that have at least ten consecutive years of increasing annual regular dividends.

6303-NLD-06/30/2021

Copeland SMID Cap Dividend Growth Fund
Semi-Annual Report
May 31, 2021

Dear Fellow Shareholders,

Copeland Capital Management is pleased to review the performance of the Copeland SMID Cap Dividend Growth Fund from December 1, 2020 through May 31, 2021. Unless otherwise stated herein, all data and statistics that follow are as of May 31, 2021.

During the six-month period, Class I shares of the Fund delivered a robust +19.11% return. However, this trailed the +24.40% return posted by the Russell 2500 Index as equities continued their rapid recovery from the pandemic and recession of the prior year. The Energy, Financials and Consumer Discretionary sectors led the way as the ongoing rollout of the COVID-19 vaccine enabled a robust economic recovery, providing an accommodative backdrop for the equity markets. Incipient signs of inflation have slowed the market advance of late, but thus far market participants have interpreted rising prices as transitory in nature and have continued to push share prices higher. The substantial market rally, led by cyclical stocks, is typical during the recoveries after a recession and has been a modest relative headwind to our preference for high quality, resilient and profitable dividend growth equities.

Our stock selection in the Healthcare sector most significantly aided Fund returns. Luminex Corp (LMNX, 0.5%) appreciated significantly on the strength of its COVID-19 testing devices and consumable testing kits. The company’s testing platforms are well-entrenched in hospital and university labs, which led to its acquisition for cash during the period by DiaSorin SpA of Italy, as well as our sale of the position from the Fund. Meanwhile the Fund’s purchase of Diamondback Energy (FANG, 1.6%) was quickly rewarded as the demand for energy substantially rebounded amidst still limited efforts to boost supplies amongst U.S. producers as well as OPEC. The resulting surge in oil prices led to expanding cash flows even as the company executed on multiple accretive acquisitions and raised its dividend 16%. Finally, the omni-channel, rent-to-own retailer Aaron’s Company Inc. (AAN, 2.2% of holdings) reported better than expected quarterly results as operations improved markedly from those reported during the COVID-19 pandemic. E-commerce lease revenues surged 42%, helping fuel a greater than four-fold increase in earnings per share. Aaron’s raised its outlook for the full year, citing robust customer deliveries and payment activity in addition to ongoing increases in the size of the company’s lease portfolio.

Pressuring performance was our stock selection in the Financials sector. MarketAxess Holdings Inc. (MKTX, 0.8% of Fund holdings), the leading electronic bond trading platform, declined during the period. The company reported a steep 45% increase in 2020 earnings as market volatility fueled a sharp rise in bond spreads and trading activity. As a more placid market environment takes hold, activity has slowed to more traditional levels and MarketAxess reported more measured earnings growth of 8% in the first quarter of 2021. Instead, the market has rewarded accelerating growth businesses more favorably. For similar reasons, Cable One (CABO, 1.1% of holdings) was also a laggard during the period. The provider of cable and broadband services, primarily to rural areas, surged during the COVID-19 pandemic as a huge shift towards work and play at home bolstered the company’s financial fortunes. To wit, free cash flow grew 18% in 2020 and is expected to grow 8% in 2021. We believe the share price pullback reflects the market’s recent preference for cyclical economic recovery stocks, rather than resilient growth companies. Longer term, we believe that the company is well positioned as the consumer’s appetite for data and streaming services continues its unabated climb higher. Meanwhile, Universal Display Corporation (OLED, 1.5%), a leading provider of organic light emitting diode (OLED) technology and materials for use in cell phones and TV’s, retreated modestly during the period as high growth technology companies lagged more cyclical sectors of the market. This is despite the company raising guidance for sales growth to 27% for the year, similar to its recent 33% dividend enhancement.

Smid Cap equities marched persistently higher in every month of the period. Massive fiscal stimulus coupled with a hyper-accommodative Federal Reserve have emboldened equity market investors in recent months. Margin leverage has expanded rapidly, special purpose acquisition corps (SPAC’s) have been launched at a torrid pace and so called “meme” stocks have soared despite little to no earnings. An investment froth such as we are experiencing now typically ends poorly for speculative stocks and we expect that this time will be no different. Happily, the dividend growth universe in which we operate continues to offer solid investment opportunities at reasonable valuations. Ultimately the current market froth is bound to ebb, and we believe that the market will once again focus on valuations, profitability and underlying fundamental strength. In the meantime, we are pleased to have generated solid returns during the period.

Irrespective of near-term market trends, we at Copeland remain intently focused on the long-term prospects of the companies held in the Fund, with an emphasis on the capacity of each to continue to grow its dividend over time. We continue to favor companies that we believe retain noteworthy competitive advantages in their respective industries, are cash generative, and are overseen by managements with capital allocation discipline and an eye on the shareholder. We believe this approach puts the Fund in the best position in seeking to outperform the market while taking on less risk.

Thank you for the confidence you have placed in Copeland and for your investment in the Copeland SMID Cap Dividend Growth Fund.

The views and opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed. The Fund holdings discussed herein are for informational purposes only and should not be perceived as investment recommendations by Copeland Capital Management. Holdings are subject to change, may not represent current holdings and are subject to risk. Performance data quoted here represents past performance. Past performance is no guarantee of future results. The return quoted reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be lower or higher than the performance quoted above. The risks of investing in the Copeland Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. The Russell 2500 Index is comprised of the bottom 2500 companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

6303-NLD-06/30/2021

Copeland Dividend Growth Fund
Portfolio Review (Unaudited)
May 31, 2011 through May 31, 2021

Performance of a $10,000 Investment (as of May 31, 2021)

Average Annualized					Since	Since
Total Returns as of	Six Months	One Year	Five Year	Ten Year	Inception	Inception
May 31, 2021					Class C *	Class I *
Copeland Dividend Growth Fund:
Class A
Without sales charge	15.35%	31.59%	9.85%	8.21%	—	—
With sales charge +	8.73%	24.04%	8.56%	7.57%	—	—
Class C	14.91%	30.50%	9.02%	—	8.67%	—
Class I	15.44%	31.67%	10.01%	—	—	8.91%
S&P 500 Index	16.95%	40.32%	17.16%	14.38%	15.80%	15.43%
Russell 3000 Index	17.39%	43.91%	17.36%	14.21%	15.81%	15.35%

*	Class A shares commenced operations on December 28, 2010. Class C commenced operations on January 5, 2012. Class I commenced operations March 1, 2013.

+	Adjusted for initial maximum sales charge of 5.75%.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The performance and returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end please call toll-free 1-888-9-COPELAND (1-888-926-7352). Additional information can be found by visiting our website, www.copelandfunds.com. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 1.88%, 2.63%, and 1.73%,for Class A, Class C, and Class I shares, respectively, and its net annual operating expense ratio is 1.20%, 1.95%, and 1.05%, for Class A, Class C, and Class I shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2022, to ensure that total annual fund operating expenses after fee deferral and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% of Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment.

Copeland SMID Cap Dividend Growth Fund
Portfolio Review (Unaudited)
February 27, 2017* through May 31, 2021

Performance of a $10,000 Investment (as of May 31, 2021)

			Since	Since
Total Returns as of	Six Months	One Year	Inception	Inception
May 31, 2021			Class I *	Class A *
Copeland SMID Cap Dividend Growth Fund:
Class I	19.11%	37.69%	12.87%	—
Class A
Without sales charge	19.03%	37.43%	—	16.82%
With sales charge +	12.20%	29.58%	—	13.84%
Russell 2500 Index	24.40%	60.45%	14.43%	21.56%

*	Class I shares commenced operations February 27, 2017. Class A commenced operations February 11, 2019

+	Adjusted for initial maximum sales charge of 5.75%.

The Russell 2500 Index is comprised of the smallest 2500 companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The performance and returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end please call toll-free 1-888-9-COPELAND (1-888-926-7352). Additional information can be found by visiting our website, www.copelandfunds.com. The Fund’s gross annual operating expense ratio, as stated in the current prospectus is 2.72% and 2.47% for Class A and Class C shares, respectively, and its net annual operating expense ratio is 1.20% and 0.95% for Class A and Class I shares, respectively. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2022, to ensure that total annual fund operating expenses after fee deferral and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% and 0.95% of Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 100.1%
	AEROSPACE & DEFENSE - 2.9%
5,009	Huntington Ingalls Industries, Inc.	$1,082,996
2,155	Lockheed Martin Corporation	823,641
		1,906,637
	APPAREL & TEXTILE PRODUCTS - 1.5%
7,338	NIKE, Inc., Class B	1,001,343

	ASSET MANAGEMENT - 2.8%
3,419	Ameriprise Financial, Inc.	888,393
1,173	BlackRock, Inc.	1,028,768
		1,917,161
	BANKING - 3.4%
7,113	JPMorgan Chase & Company	1,168,239
17,962	Truist Financial Corporation	1,109,692
		2,277,931
	BIOTECH & PHARMA - 1.4%
5,472	Zoetis, Inc.	966,793

	CABLE & SATELLITE - 2.6%
424	Cable One, Inc.	769,797
17,094	Comcast Corporation, Class A	980,170
		1,749,967
	CHEMICALS - 2.5%
2,905	Air Products and Chemicals, Inc.	870,513
3,022	Sherwin-Williams Company (The)	856,828
		1,727,341
	COMMERCIAL SUPPORT SERVICES - 2.8%
3,599	UniFirst Corporation	797,826
8,948	Waste Connections, Inc.	1,086,645
		1,884,471
	CONSTRUCTION MATERIALS - 1.4%
4,932	Carlisle Companies, Inc.	948,522

	DATA CENTER REIT - 1.1%
1,048	Equinix, Inc.	772,083

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	ELECTRIC UTILITIES - 2.5%
54,145	Algonquin Power & Utilities Corporation	$827,336
11,771	NextEra Energy, Inc.	861,872
		1,689,208
	ELECTRICAL EQUIPMENT - 1.5%
13,432	Otis Worldwide Corporation	1,052,129

	ENGINEERING & CONSTRUCTION - 0.9%
5,309	Tetra Tech, Inc.	634,266

	FOOD - 1.8%
7,603	Lamb Weston Holdings, Inc.	627,172
6,889	McCormick & Company, Inc.	613,534
		1,240,706
	HEALTH CARE FACILITIES & SERVICES - 7.5%
1,997	Chemed Corporation	981,206
10,118	Encompass Health Corporation	868,023
12,738	Ensign Group, Inc. (The)	1,059,802
7,428	Quest Diagnostics, Inc.	978,045
2,806	UnitedHealth Group, Inc.	1,155,847
		5,042,923
	HOME CONSTRUCTION - 1.8%
12,668	DR Horton, Inc.	1,207,134

	INDUSTRIAL REIT - 0.9%
3,358	Innovative Industrial Properties, Inc.	605,212

	INDUSTRIAL SUPPORT SERVICES - 1.4%
18,182	Fastenal Company	964,373

	INFRASTRUCTURE REIT - 1.3%
3,524	American Tower Corporation	900,241

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	INSURANCE - 1.6%
8,100	Allstate Corporation (The)	$1,106,541

	LEISURE FACILITIES & SERVICES - 3.0%
2,418	Domino’s Pizza, Inc.	1,032,172
9,059	Starbucks Corporation	1,031,639
		2,063,811
	LEISURE PRODUCTS - 1.5%
9,876	Brunswick Corporation	1,009,623

	MEDICAL EQUIPMENT & DEVICES - 4.0%
8,182	Medtronic plc	1,035,759
4,274	ResMed, Inc.	879,803
4,344	STERIS plc	829,096
		2,744,658
	OIL & GAS PRODUCERS - 2.6%
10,478	Diamondback Energy, Inc.	838,973
6,314	Pioneer Natural Resources Company	960,928
		1,799,901
	PUBLISHING & BROADCASTING - 1.6%
7,113	Nexstar Media Group, Inc., Class A	1,080,536

	RESIDENTIAL REIT - 1.1%
14,263	NexPoint Residential Trust, Inc.	739,394

	RETAIL - CONSUMER STAPLES - 3.3%
2,936	Casey’s General Stores, Inc.	648,386
1,539	Costco Wholesale Corporation	582,158
4,749	Dollar General Corporation	963,856
		2,194,400
	RETAIL - DISCRETIONARY - 6.1%
35,125	Aaron’s Company, Inc. (The)	1,263,446
4,975	Advance Auto Parts, Inc.	943,907
2,975	Home Depot, Inc. (The)	948,757

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	RETAIL - DISCRETIONARY - 6.1% (Continued)
5,658	Tractor Supply Company	$1,028,059
		4,184,169
	SEMICONDUCTORS - 5.7%
2,197	Broadcom, Inc.	1,037,709
5,195	CMC Materials, Inc.	801,744
6,411	Texas Instruments, Inc.	1,216,936
3,838	Universal Display Corporation	828,471
		3,884,860
	SOFTWARE - 4.5%
2,425	Intuit, Inc.	1,064,793
5,140	Microsoft Corporation	1,283,356
9,238	SS&C Technologies Holdings, Inc.	682,411
		3,030,560
	SPECIALTY FINANCE - 2.7%
17,908	Air Lease Corporation	842,750
8,743	Discover Financial Services	1,025,205
		1,867,955
	STEEL - 1.3%
5,277	Reliance Steel & Aluminum Company	886,905

	TECHNOLOGY HARDWARE - 4.7%
8,391	Apple, Inc.	1,045,603
27,712	AudioCodes Ltd.	894,820
6,178	Motorola Solutions, Inc.	1,268,405
		3,208,828
	TECHNOLOGY SERVICES - 10.4%
3,791	Accenture plc, Class A	1,069,669
11,666	Booz Allen Hamilton Holding Corporation	990,793
5,751	Broadridge Financial Solutions, Inc.	917,169
6,618	CDW Corporation/DE	1,094,750
2,242	FactSet Research Systems, Inc.	749,635
1,231	MarketAxess Holdings, Inc.	574,311
1,370	MSCI, Inc.	641,338

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	TECHNOLOGY SERVICES – 10.4% (Continued)
4,579	Visa, Inc.	$1,040,807
		7,078,472
	TELECOMMUNICATIONS - 1.6%
14,422	Cogent Communications Holdings, Inc.	1,090,303

	TRANSPORTATION & LOGISTICS - 1.6%
4,812	Union Pacific Corporation	1,081,401

	WHOLESALE - CONSUMER STAPLES - 0.8%
8,003	Calavo Growers, Inc.	569,814

	TOTAL COMMON STOCKS (Cost $53,699,767)	68,110,572

	TOTAL INVESTMENTS - 100.1% (Cost $53,699,767)	$68,110,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(90,192)
	NET ASSETS - 100.0%	$68,020,380

Ltd.	- Limited Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

Portfolio Composition as of May 31, 2021
Sector	Percent of Net Assets
Technology	25.3%
Consumer Discretionary	13.9%
Health Care	12.9%
Industrials	11.1%
Financials	10.5%
Consumer Staples	5.9%
Communications	5.8%
Materials	5.2%
Real Estate	4.4%
Energy	2.6%
Utilities	2.5%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 1.6%
2,551	Huntington Ingalls Industries, Inc.	$551,552

	ASSET MANAGEMENT - 2.7%
6,300	Cohen & Steers, Inc.	460,718
2,261	Hamilton Lane, Inc., Class A	204,327
12,833	Kennedy-Wilson Holdings, Inc.	254,607
		919,652
	BANKING - 5.4%
16,136	Bank OZK	689,169
23,994	Home BancShares, Inc.	656,476
6,648	Prosperity Bancshares, Inc.	500,262
		1,845,907
	CABLE & SATELLITE - 1.1%
214	Cable One, Inc.	388,530

	CHEMICALS - 1.4%
1,999	Quaker Chemical Corporation	484,857

	COMMERCIAL SUPPORT SERVICES - 2.9%
10,996	ABM Industries, Inc.	548,590
2,010	UniFirst Corporation	445,577
		994,167
	CONSTRUCTION MATERIALS - 1.6%
2,763	Carlisle Companies, Inc.	531,380

	DATA CENTER REIT - 1.1%
6,029	QTS Realty Trust, Inc., Class A	382,118

	ELECTRIC UTILITIES - 1.3%
28,601	Algonquin Power & Utilities Corporation	437,023

	ELECTRICAL EQUIPMENT - 4.9%
4,677	Badger Meter, Inc.	446,981
7,131	BWX Technologies, Inc.	445,973

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	ELECTRICAL EQUIPMENT - 4.9% (Continued)
3,652	Cognex Corporation	$289,932
1,893	Littelfuse, Inc.	494,528
		1,677,414
	ENGINEERING & CONSTRUCTION - 1.3%
3,846	Tetra Tech, Inc.	459,482

	FOOD - 1.3%
5,392	Lamb Weston Holdings, Inc.	444,786

	GAS & WATER UTILITIES - 2.0%
2,602	American States Water Company	206,521
10,609	UGI Corporation	488,544
		695,065
	HEALTH CARE FACILITIES & SERVICES - 6.0%
947	Chemed Corporation	465,299
5,546	Encompass Health Corporation	475,791
7,981	Ensign Group, Inc. (The)	664,019
3,459	Quest Diagnostics, Inc.	455,447
		2,060,556
	HOME CONSTRUCTION - 1.4%
10,513	KB Home	492,114

	INDUSTRIAL REIT - 2.6%
10,880	Americold Realty Trust	413,658
2,702	Innovative Industrial Properties, Inc.	486,981
		900,639
	INDUSTRIAL SUPPORT SERVICES - 1.8%
6,493	MSC Industrial Direct Company, Inc., Class A	612,939

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
10,919	Lazard Ltd., Class A	515,158

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 1.2%
3,865	Globe Life, Inc.	$407,448

	INTERNET MEDIA & SERVICES - 1.5%
5,776	Shutterstock, Inc.	524,172

	LEISURE FACILITIES & SERVICES - 3.4%
2,027	Churchill Downs, Inc.	404,447
1,063	Domino’s Pizza, Inc.	453,763
2,254	Wingstop, Inc.	321,601
		1,179,811
	LEISURE PRODUCTS - 2.0%
6,744	Brunswick Corporation	689,439

	MACHINERY - 4.4%
1,759	Nordson Corporation	389,953
2,705	Snap-on, Inc.	688,747
4,271	Standex International Corporation	425,562
		1,504,262
	MEDICAL EQUIPMENT & DEVICES - 3.1%
6,886	LeMaitre Vascular, Inc.	352,632
4,636	Luminex Corporation	171,022
2,841	STERIS plc	542,233
		1,065,887
	OFFICE REIT - 1.5%
2,744	Alexandria Real Estate Equities, Inc.	489,146

	OIL & GAS PRODUCERS - 4.1%
22,108	Cabot Oil & Gas Corporation	362,571
6,766	Diamondback Energy, Inc.	541,753
5,624	Oasis Petroleum, Inc.	498,343
		1,402,667
	PUBLISHING & BROADCASTING - 2.0%
4,251	Nexstar Media Group, Inc., Class A	645,769

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RESIDENTIAL REIT - 1.3%
8,831	NexPoint Residential Trust, Inc.	$457,799

	RETAIL - CONSUMER STAPLES - 1.5%
2,319	Casey’s General Stores, Inc.	512,128

	RETAIL - DISCRETIONARY - 7.0%
20,656	Aaron’s Company, Inc. (The)	742,996
2,493	Advance Auto Parts, Inc.	472,997
8,821	Monro, Inc.	549,901
3,305	Tractor Supply Company	600,519
		2,366,413
	SEMICONDUCTORS - 3.9%
3,108	CMC Materials, Inc.	479,658
4,003	Power Integrations, Inc.	329,007
2,384	Universal Display Corporation	514,609
		1,323,274
	SPECIALTY FINANCE - 1.3%
9,798	Air Lease Corporation	461,094

	STEEL - 1.5%
3,111	Reliance Steel & Aluminum Company	522,866

	TECHNOLOGY HARDWARE - 1.5%
15,557	AudioCodes Ltd.	502,336

	TECHNOLOGY SERVICES - 8.0%
2,667	Broadridge Financial Solutions, Inc.	425,333
1,256	FactSet Research Systems, Inc.	419,956
2,280	Jack Henry & Associates, Inc.	351,462
5,218	ManTech International Corporation, Class A	454,019
618	MarketAxess Holdings, Inc.	288,322
5,005	MAXIMUS, Inc.	463,814
1,572	Morningstar, Inc.	370,976
		2,773,882

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TELECOMMUNICATIONS - 1.6%
7,382	Cogent Communications Holdings, Inc.	$558,079

	TRANSPORTATION & LOGISTICS - 1.2%
2,454	Landstar System, Inc.	418,407

	WHOLESALE - CONSUMER STAPLES - 3.0%
5,662	Calavo Growers, Inc.	403,134
14,015	Core-Mark Holding Company, Inc.	642,728
		1,045,862
	WHOLESALE - DISCRETIONARY - 1.6%
1,256	Pool Corporation	548,307

	TOTAL COMMON STOCKS (Cost $27,599,780)	33,792,387

	TOTAL INVESTMENTS - 98.5% (Cost $27,599,780)	$33,792,387
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	525,309
	NET ASSETS - 100.0%	$34,317,696

Ltd.	- Limited Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

Portfolio Composition as of May 31, 2021
Sector	Percent of Net Assets
Industrials	18.1%
Consumer Discretionary	15.4%
Technology	13.4%
Financials	12.1%
Health Care	9.1%
Real Estate	6.5%
Communications	6.2%
Consumer Staples	5.8%
Materials	4.5%
Energy	4.1%
Utilities	3.3%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021

		Copeland SMID
	Copeland Dividend	Cap Dividend
	Growth Fund	Growth Fund
Assets:
Investments, at Cost	$53,699,767	$27,599,780
Investments in Securities, at Market Value	$68,110,572	$33,792,387
Cash	43,056	559,320
Dividends and Interest Receivable	70,052	33,077
Due from Investment Adviser	—	5,702
Receivable for Fund Shares Sold	—	210,530
Prepaid Expenses and Other Assets	52,548	28,805
Total Assets	68,276,228	34,629,821

Liabilities:
Payable for Securities Purchased	—	236,425
Payable for Fund Shares Redeemed	78,665	698
Payable to Investment Adviser	1,842	—
Accrued Distribution Fees	32,308	61
Payable to Related Parties	80,045	50,848
Other Accrued Expenses	62,988	24,093
Total Liabilities	255,848	312,125

Net Assets	$68,020,380	$34,317,696

Composition of Net Assets:
At May 31, 2021, Net Assets consisted of:
Paid-in-Capital	$50,683,046	$27,492,458
Accumulated Earnings	17,337,334	6,825,238
Net Assets	$68,020,380	$34,317,696

Class A Shares:
Net Assets	$19,491,816	$157,221

Shares Outstanding (no par value; unlimited number of shares authorized)	1,409,279	10,079

Net Asset Value and Redemption Price Per Share*	$13.83	$15.60
Offering Price Per Share (NAV/$0.9425) Includes a Maximum Sales Charge of 5.75%	$14.67	$16.55

Class C Shares:
Net Assets	$14,186,817

Shares Outstanding (no par value; unlimited number of shares authorized)	1,076,328

Net Asset Value, Offering Price and Redemption Price Per Share*	$13.18

Class I Shares:
Net Assets	$34,341,747	$34,160,475

Shares Outstanding (no par value; unlimited number of shares authorized)	2,509,831	2,182,272

Net Asset Value, Offering Price and Redemption Price Per Share*	$13.68	$15.65

*	The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for the Funds’ minimum balance requirement.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2021

		Copeland SMID
	Copeland Dividend	Cap Dividend
	Growth Fund	Growth Fund
Investment Income:
Dividend Income	$523,510	$232,690
Interest Income	—	35
Less: Foreign Taxes Withholding	(4,016)	(2,760)
Total Investment Income	519,494	229,965

Expenses:
Investment Advisory Fees	255,016	104,245
Distribution Fees - Class C	73,270	—
Distribution Fees - Class A	23,424	160
Chief Compliance Officer Fees	71,089	28,911
Trustees’ Fees	39,977	17,645
Administration Fees	36,959	19,231
Legal Fees	36,838	15,070
Registration & Filing Fees	32,717	15,270
Non-Rule 12b-1 Shareholder Service Fees	45,193	4,625
Fund Accounting Fees	23,059	16,604
Transfer Agent Fees	16,320	14,876
Shareholder Reporting Fees	14,860	5,407
Audit Fees	9,756	7,269
Insurance Expense	9,621	2,262
Custody Fees	10,212	10,053
Miscellaneous Expenses	2,552	809
Total Expenses	700,863	262,437
Less: Fees Waived/Reimbursed by Adviser	(255,016)	(104,245)
Less: Other Expenses Reimbursed by Adviser	(8,922)	(25,671)
Net Expenses	436,925	132,521
Net Investment Income	82,569	97,444

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Securities	4,702,223	655,356

Net Change in Unrealized Appreciation on:
Securities	4,953,997	3,878,967

Net Realized and Unrealized Gain on Investments	9,656,220	4,534,323

Net Increase in Net Assets Resulting From Operations	$9,738,789	$4,631,767

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	For the Year
	Ended	Ended
	May 31, 2021	November 30, 2020
	(Unaudited)
Operations:
Net Investment Income	82,569	6,271
Net Realized Gain (Loss) on Investments	4,702,223	(1,840,706)
Net Change in Unrealized Appreciation (Depreciation) on investments	4,953,997	(1,252,758)
Net Increase (Decrease) in Net Assets Resulting From Operations	9,738,789	(3,087,193)

Distributions to Shareholders From:
Total Distributions Paid
Class A	—	(6,494,529)
Class C	—	(4,425,567)
Class I	—	(11,471,495)
Total Distributions to Shareholders	—	(22,391,591)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	549,448	498,957
Distributions Reinvested	—	6,043,037
Cost of Shares Redeemed	(2,572,331)	(17,118,388)
Redemption Fees	—	3
Total Class A Shares	(2,022,883)	(10,576,391)
Class C
Proceeds from Shares Issued	42,172	241,114
Distributions Reinvested	—	4,347,841
Cost of Shares Redeemed	(3,277,747)	(9,389,864)
Redemption Fees	25	5
Total Class C Shares	(3,235,550)	(4,800,904)
Class I
Proceeds from Shares Issued	959,401	8,248,914
Distributions Reinvested	—	11,247,291
Cost of Shares Redeemed	(7,784,439)	(37,065,774)
Redemption Fees	—	168
Total Class I Shares	(6,825,038)	(17,569,401)
Total Beneficial Interest Transactions	(12,083,471)	(32,946,696)

Decrease in Net Assets	(2,344,682)	(58,425,480)

Net Assets:
Beginning of Period	70,365,062	128,790,542
End of Period	68,020,380	70,365,062

Share Activity:
Class A
Shares Issued	44,560	44,691
Distributions Reinvested	—	515,617
Shares Redeemed	(203,890)	(1,579,723)
Total Class A Shares	(159,330)	(1,019,415)
Class C
Shares Issued	3,435	21,875
Distributions Reinvested	—	384,765
Shares Redeemed	(270,436)	(903,727)
Total Class C Shares	(267,001)	(497,087)
Class I
Shares Issued	76,353	756,637
Distributions Reinvested	—	972,108
Shares Redeemed	(618,840)	(3,395,792)
Total Class I Shares	(542,487)	(1,667,047)

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	For the Year
	Ended	Ended
	May 31, 2021	November 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$97,444	$156,216
Net Realized Gain (Loss) on Investments	655,356	(177,079)
Net Change in Unrealized Appreciation on Investments	3,878,967	1,606,726
Net Increase in Net Assets Resulting From Operations	4,631,767	1,585,863

Distributions to Shareholders From:
Total Distributions Paid
Class A	(283)	(646.00)
Class I	(88,207)	(187,956)
Total Distributions to Shareholders	(88,490)	(188,602)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	27,583	87,691
Distributions Reinvested	283	646
Cost of Shares Redeemed	—	(19,121)
Redemption Fees	9	3
Total Class A Shares	27,875	69,219
Class I
Proceeds from Shares Issued	11,212,184	12,007,820
Distributions Reinvested	81,575	181,961
Cost of Shares Redeemed	(3,713,081)	(3,430,600)
Redemption Fees	2,015	658
Total Class I Shares	7,582,693	8,759,839

Total Beneficial Interest Transactions	7,610,568	8,829,058

Increase in Net Assets	12,153,845	10,226,319

Net Assets:
Beginning of Period	22,163,851	11,937,532
End of Period	$34,317,696	$22,163,851

Share Activity:
Class A
Shares Issued	1,819	6,974
Distributions Reinvested	21	52
Shares Redeemed	—	(1,471)
Total Class A Shares	1,840	5,555
Class I
Shares Issued	760,994	1,023,263
Distributions Reinvested	6,088	14,557
Shares Redeemed	(257,546)	(298,189)
Total Class I Shares	509,536	739,631

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.99		$14.25	$15.18	$14.38	$12.27	$13.38

Increase From Operations:
Net investment income (a)	0.02		0.01	0.10	0.04	0.06	—
Net gain (loss) from securities (both realized and unrealized)	1.82		(0.48)	0.05	1.38	2.51	0.07
Other capital changes	—		0.73 (d)	—	—	—	—
Total from operations	1.84		0.26	0.15	1.42	2.57	0.07

Distributions to shareholders from:
Net investment income	—		(0.09)	(0.01)	(0.03)	(0.09)	(0.05)
Net realized gains	—		(2.43)	(1.07)	(0.59)	(0.37)	(1.13)
Total distributions	—		(2.52)	(1.08)	(0.62)	(0.46)	(1.18)

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$13.83		$11.99	$14.25	$15.18	$14.38	$12.27

Total Return (c)	15.35	% (f)	2.24%	1.32%	10.33%	21.63%	0.49%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$19,492		$18,800	$36,870	$52,779	$64,666	$82,165
Ratio of expenses to average net assets:
before reimbursement	1.99	% (e)	2.13%	1.74%	1.71%	1.82%	1.62%
net of reimbursement	1.20	% (e)	1.44%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income to average net assets	0.33	% (e)	0.10%	0.70%	0.28%	0.47%	0.01%
Portfolio turnover rate	21	% (f)	170%	244%	30%	27%	201%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class C
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.47		$13.73	$14.76	$14.06	$12.01	$13.17
Increase From Operations:
Net investment loss (a)	(0.03)		(0.07)	(0.01)	(0.07)	(0.04)	(0.09)
Net gain (loss) from securities (both realized and unrealized)	1.74		(0.30)	0.05	1.36	2.46	0.06
Other capital changes	—		0.54 (d)	—	—	—	—
Total from operations	1.71		0.17	0.04	1.29	2.42	(0.03)

Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized gains	—		(2.43)	(1.07)	(0.59)	(0.37)	(1.13)
Total distributions	—		(2.43)	(1.07)	(0.59)	(0.37)	(1.13)

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$13.18		$11.47	$13.73	$14.76	$14.06	$12.01

Total Return (c)	14.91	% (f)	1.51%	0.54%	9.55%	20.68%	(0.30)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$14,187		$15,401	$25,271	$32,597	$35,487	$43,859
Ratio of expenses to average net assets:
before reimbursement	2.74	% (e)	2.88%	2.49%	2.45%	2.57%	2.38%
net of reimbursement	1.95	% (e)	2.19%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment loss to average net assets	(0.43	)% (e)	(0.67)%	(0.05)%	(0.46)%	(0.28)%	(0.74)%
Portfolio turnover rate	21	% (f)	170%	244%	30%	27%	201%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.85		$14.12	$15.08	$14.30	$12.24	$13.38
Increase From Operations:
Net investment income (a)	0.03		0.03	0.11	0.07	0.08	0.01
Net gain (loss) from securities (both realized and unrealized)	1.80		(0.38)	0.06	1.37	2.49	0.08
Other capital changes	—		0.63 (d)	—	—	—	—
Total from operations	1.83		0.28	0.17	1.44	2.57	0.09

Distributions to shareholders from:
Net investment income	—		(0.12)	(0.06)	(0.07)	(0.14)	(0.10)
Net realized gains	—		(2.43)	(1.07)	(0.59)	(0.37)	(1.13)
Total distributions	—		(2.55)	(1.13)	(0.66)	(0.51)	(1.23)

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$13.68		$11.85	$14.12	$15.08	$14.30	$12.24

Total Return (c)	15.44	% (f)	2.40%	1.43%	10.56%	21.72%	0.67%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$34,342		$36,164	$66,649	$81,516	$75,097	$81,750
Ratio of expenses to average net assets:
before reimbursement	1.82	% (e)	1.98%	1.58%	1.53%	1.57%	1.37%
net of reimbursement	1.05	% (e)	1.29%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	0.48	% (e)	0.23%	0.85%	0.45%	0.62%	0.11%
Portfolio turnover rate	21	% (f)	170%	244%	30%	27%	201%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout the year/period presented.

	Class A
	Six Months		Year	Period
	Ended		Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019 *
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.14		$12.73	$11.10
Increase From Operations:
Net investment income (a)	0.03		0.10	0.10
Net gain from securities (both realized and unrealized)	2.46		0.50	1.53
Total from operations	2.49		0.60	1.63

Distributions to shareholders from:
Net investment income	(0.03)		(0.05)	—
Net realized gains	—		(0.14)	—
Total distributions	(0.03)		(0.19)	—

Redemption fees (b)	0.00		0.00	0.00

Net Asset Value, End of Year/Period	$15.60		$13.14	$12.73

Total Return (c)	19.03	% (e)	4.73%	14.68	% (e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$157		$108	$34
Ratio of expenses to average net assets:
before reimbursement	2.11	% (d)	2.72%	3.04	% (d)
net of reimbursement	1.20	% (d)	1.20%	1.20	% (d)
Ratio of net investment income to average net assets	0.44	% (d)	0.87%	0.82	% (d)
Portfolio turnover rate	12	% (e)	49%	22	% (e)

*	Class A commenced operations on February 11, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout the year/period presented.

	Class I
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.19		$12.76	$11.54	$11.10	$10.00
Increase From Operations:
Net investment income (a)	0.05		0.13	0.13	0.10	0.06
Net gain from securities (both realized and unrealized)	2.46		0.50	1.53	0.42	1.04
Total from operations	2.51		0.63	1.66	0.52	1.10

Distributions to shareholders from:
Net investment income	(0.05)		(0.06)	(0.08)	(0.07)	—
Net realized gains	—		(0.14)	(0.36)	(0.01)	—
Total distributions	(0.05)		(0.20)	(0.44)	(0.08)	—

Redemption fees (b)	0.00		0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$15.65		$13.19	$12.76	$11.54	$11.10

Total Return (c)	19.11	% (e)	4.98%	15.12%	4.76%	11.00	% (e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$34,160		$22,056	$11,903	$1,035	$616
Ratio of expenses to average net assets:
before reimbursement	1.89	% (d)	2.47%	3.18%	10.14%	12.96	% (d)
net of reimbursement	0.95	% (d)	0.95%	0.95%	0.95%	0.95	% (d)
Ratio of net investment income to average net assets	0.70	% (d)	1.06%	1.09%	0.90%	0.83	% (d)
Portfolio turnover rate	12	% (e)	49%	22%	26%	21	% (e)

*	Class I commenced operations on February 27, 2017.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021

1.	ORGANIZATION

Copeland Dividend Growth Fund (the “Dividend Growth Fund”), formerly, the Copeland Risk Managed Dividend Growth Fund, and Copeland SMID Cap Dividend Growth Fund (the “SMID Fund”) are diversified series of Copeland Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was organized as a statutory trust on September 10, 2010, under the laws of the State of Delaware.

The Dividend Growth Fund currently offers Class A, Class C and Class I shares. The SMID Fund currently offers Class A and Class I shares. The Dividend Growth Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. The SMID Fund’s Class I shares commenced operations on February 27, 2017 and Class A shares commenced operations on February 11, 2019. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

SECURITY VALUATION

The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history, if any, of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021 for the Funds’ assets measured at fair value:

Copeland Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$68,110,572	$—	$—	$68,110,572
Total	$68,110,572	$—	$—	$68,110,572

Copeland SMID Cap Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$33,792,387	$—	$—	$33,792,387
Total	$33,792,387	$—	$—	$33,792,387

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Industry Classification.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

FEDERAL INCOME TAXES

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements related to the open tax years (2018-2020) or expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DIVIDEND-PAYING STOCK RISK

The Fund’s emphasis on dividend -paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

MARKET RISK

Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

REIT RISK

An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

SMALL AND MEDIUM CAPITALIZATION RISK

The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, if any, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS

If foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to eliminate ongoing foreign currency exchange rate risks. If foreign securities are sold, the foreign currency proceeds are typically repatriated into US dollars. Any realized gains and losses between trade date and settlement date from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. The Funds did not hold any forward currency contracts as of May 31, 2021.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

EXPENSES

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

INDEMNIFICATION

The Trust indemnifies their officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ADVISORY FEE

Subject to the authority of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”). Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% for each of the Dividend Growth Fund and SMID Fund, respectively, of the average daily net assets of each Fund. For the six months ended May 31, 2021, the Adviser earned advisory fees of $255,016 and $104,245 for the Dividend Growth Fund and SMID Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of each Fund, at least until March 31, 2022 to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% of the Dividend Growth Fund’s average daily net assets for Class A, Class C and Class I shares, respectively and 1.20% and 0. 95% of the SMID Fund’s average daily net assets for Class A and Class I, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. For the six months ended May 31, 2021, the Adviser waived fees/reimbursed expenses of $263,938 and $129,916 for the Dividend Growth Fund and SMID Fund, respectively.

The expenses subject to recapture for the Dividend Growth Fund and the SMID Fund will expire on November 30 of the years indicated below:

Copeland Dividend Growth Fund

2021	2022	2023	Total
$420,780	$403,205	$610,939	$1,434,924

Copeland SMID Cap Dividend Growth Fund

2021	2022	2023	Total
$77,534	$97,581	$223,713	$398,828

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

DISTRIBUTOR

The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1. 00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended May 31, 2021, the 12b-1 fees accrued amounted to $23,424 and $73,270 for the Dividend Growth Fund for Class A and Class C shares, respectively. The 12b-1 fees accrued for the SMID Cap Dividend Growth Fund Class A shares were $160.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended May 31, 2021, the Distributor received $2,007 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund, of which $267 was retained by the principal underwriter or other affiliated broker-dealers and $517 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund of which $67 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

GEMINI FUND SERVICES, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS fees for providing administration, fund accounting, and transfer agency services to the Fund. These fees are disclosed in the Statement of Operations. An officer of the Fund is also an officer of GFS and is not paid any fees directly by the Fund for servicing in such capacity.

BLU GIANT, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SHAREHOLDER SERVICES

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund. The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent. The fees incurred by the Funds for these services are included as Shareholder Service Fees – Class I in the Statement of Operations. For the six months ended May 31, 2021, the Dividend Growth Fund accrued $13,844 and the SMID Cap Dividend Growth Fund accrued $2,148 in fees associated with the Shareholder Service Plan. The Funds’ Class A and Class C shares may also pay broker-dealers or other financial intermediaries for shareholder support services and/or administrative services based on the aggregate net asset value of the Class A and Class C shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The fees incurred by the Funds for these services are included as Non-Rule 12b-1 Shareholder Services Fees - Class A and Class C in the Statement of Operations.

CHIEF COMPLIANCE OFFICER

The Adviser is providing a Chief Compliance Officer to the Trust as well as related compliance services. The Trust reimburses the Adviser for an allocable portion of the Chief Compliance Officer’s salary.

TRUSTEES

Effective February 1, 2021, as compensation for services rendered to the Trust, each Trustee of the Trust who is not affiliated with the Trust or the Adviser shall receive: (1) an annual base retainer of $ 22,000; (2) $12,000 for attendance at four regularly scheduled Board meetings per year; (3) $1,500 for attendance at each regularly scheduled Audit Committee meeting; (4) $750 and $2,500 for each additional special telephonic or special in person meeting, respectively; and (5) the independent Chairman of the Board shall receive an additional $9,000 per year for carrying out his additional responsibilities. The foregoing compensation is paid in quarterly payments.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

Prior to February 1, 2021, each Trustee who is not affiliated with the Trust or Adviser received (i) a base annual retainer of $30,000, (ii) $17,000 for attendance at four regularly scheduled Board meetings, (iii) $2,000 for attendance at each regularly scheduled Audit Committee meeting, (iv) $750 and $2,500 per each additional special telephonic or in person meeting, respectively, and (v) reimbursement for any reasonable expenses incurred attending the meetings. For carrying out his additional responsibilities, the independent Chairman of the Board received an additional $11,000 per year.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust except for the CCO, a portion of whose salary is paid by the Trust for compliance services.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended May 31, 2021 were as follows:

Fund	Purchases	Sale Proceeds
Dividend Growth Fund	$13,916,684	$24,963,095
SMID Cap Dividend Growth Fund	11,066,021	3,203,569

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2021, were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Dividend Growth Fund	$53,784,923	$14,454,267	$(128,618)	$14,325,649
SMID Cap Dividend Growth Fund	27,663,085	6,247,229	(117,927)	6,129,302

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the fiscal years ended November 30, 2020 and November 30, 2019 was as follows:

For the year ended November 30, 2020:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Dividend Growth Fund	$1,782,928	$20,608,663	$—	$22,391,591
SMID Cap Dividend Growth Fund	112,658	75,944	—	188,602

For the year ended November 30, 2019:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Dividend Growth Fund	$358,371	$11,811,791	$—	$12,170,162
SMID Cap Dividend Growth Fund	11,638	27,976	—	39,614

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

As of November 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Growth Fund	$—	$—	$(2,323)	$(1,743,040)	$—	$9,371,652	$7,626,289
SMID Cap Dividend Growth Fund	88,431	—	—	(56,805)	—	2,250,335	2,281,961

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Dividend Growth Fund incurred and elected to defer such late year losses of $2,323.

At November 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Dividend Growth Fund	$1,743,040	$—	$1,743,040
SMID Cap Dividend Growth Fund	56,805	—	56,805

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of Fund distributions, resulted in reclassification for the period ended November 30, 2020 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Dividend Growth Fund	$(43,493)	$43,493
SMID Cap Dividend Growth Fund	—	—

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2021, the Dividend Growth Fund assessed $0, $25, and $0 in redemption fees for Class A, Class C and Class I shares, respectively. The SMID Fund assessed $9 and $2,015 in redemption fees for Class A and Class I shares, respectively.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Copeland Trust
DISCLOSURE OF FUND EXPENSES (Unaudited)
May 31, 2021

As a shareholder of the Copeland Dividend Growth Fund and the Copeland SMID Cap Dividend Growth Fund, you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments and sales (for Class A shares only) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1 fees for Class A and C shares only) fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes : The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Annualized	During the Period
	12/1/2020	5/31/2021	Expense Ratio	12/1/2020 - 5/31/2021
Actual (a)
Copeland Dividend Growth Fund
Class A	$1,000.00	$1,153.50	1.20%	$ 6.44
Class C	$1,000.00	$1,149.10	1.95%	$ 10.45
Class I	$1,000.00	$1,154.40	1.05%	$ 5.64
Copeland SMID Cap Dividend Growth Fund
Class A	$1,000.00	$1,190.30	1.20%	$ 6.55
Class I	$1,000.00	$1,191.10	0.95%	$ 5.20
Hypothetical (a)
(5% return before expenses)
Copeland Dividend Growth Fund
Class A	$1,000.00	$1,018.95	1.20%	$ 6.04
Class C	$1,000.00	$1,015.21	1.95%	$ 9.80
Class I	$1,000.00	$1,019.70	1.05%	$ 5.29
Copeland SMID Cap Dividend Growth Fund
Class A	$1,000.00	$1,018.95	1.20%	$ 6.04
Class I	$1,000.00	$1,020.18	0.95%	$ 4.80

(a)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2021 (182) divided by the number of days in the fiscal year (365).

Copeland Trust
SUPPLEMENTAL INFORMATION (Unaudited)

Considerations Regarding the Management Agreement

On May 12, 2021, the Board of Trustees of Copeland Trust the (“Trust”), including all of Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the continuance of the Management Agreement between the Trust, on behalf of the Copeland Dividend Growth Fund (the “Dividend Growth Fund”), Copeland SMID Cap Dividend Growth Fund (the “SMID Cap Fund”) and Copeland Capital Management, LLC (“Copeland”). The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Management Agreement; and (2) a report and presentation by Copeland that described, among other things: (a) the nature, extent and quality of the services provided by Copeland to each Fund and the experience and qualifications of the personnel providing those services; (b) its organizational structure, financial information, level of insurance coverage, Form ADV and SOC 1 report; (c) its investment process and the strategy of each Fund; (d) its types of clients and assets under management;(e) its brokerage, soft dollar commission and trade allocation policies, including the types of research and services obtained in connection with soft dollar commissions; (f) the investment performance of each Fund as compared to its applicable benchmark index, Copeland’s other similarly managed accounts, and relevant peer group; (g) its advisory fee arrangement with each Fund as compared to its relevant peer group and Copeland’s other similarly managed accounts; (h) the contractual fee and expense waiver arrangement with each Fund; (i) its compliance program to monitor and review investment decisions and to prevent and detect violations of each Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments, its business continuity and disaster recovery plan and information security system; (j) the costs of the services provided and the profits realized by Copeland from its relationships with each Fund; and (k) the extent to which economies of scale are relevant as each Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees discussed the written materials and Copeland’s oral presentation, together with information provided to the Trustees over the course of the year. In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

The Trustees, including all of the Independent Trustees, reached the following conclusions, among others, regarding Copeland and the Management Agreement. As to the nature, extent and quality of the services provided by Copeland to each Fund, its financial condition and the experience and qualifications of the portfolio managers, the Trustees determined that Copeland has the capabilities, resources and personnel necessary to manage each Fund and that they were satisfied with the quality of the services provided by Copeland in advising each Fund.

As to the costs of the services provided and the profits realized by Copeland, as discussed at the meeting, the Trustees concluded that the negative profitability with respect to each Fund was not a concern given each Fund’s relatively small asset base and Copeland’s overall financial strength. The Trustees also concluded that the benefits derived by Copeland from managing each Fund, including how it uses soft dollars, and the way in which it conducts portfolio transactions and selects brokers, seemed reasonable.

Copeland Trust
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

The Board also considered the management fees and expenses of the Dividend Growth Fund’s Class A shares and the management fees and expenses of the SMID Cap Fund’s Class I shares. The Board concluded that, based on the information discussed at the meeting, each Fund’s management fee and expenses, taking into account Copeland’s agreement to waive fees and reimburse expenses to limit the expenses of each Fund, were reasonable as compared to the fees and expenses of comparable funds and Copeland’s similarly managed accounts.

The Board also considered the investment performance of each Fund against its applicable benchmark index, peer group and similarly managed accounts. Based on this information, the Trustees concluded that the performance of each Fund for the periods shown is generally mixed (performance for certain periods was higher than the comparative performance information, and in other cases it was lower).

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate as assets grow. The Trustees considered the current asset levels of each Fund and Copeland’s agreement to waive fees and reimburse expenses as a means to limit each Fund’s expenses and concluded that, at this time, the absence of breakpoints was reasonable.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, and separately by all of the Independent Trustees, determined that the terms of the Management Agreement were reasonable and fair to each Fund and its shareholders, and voted to renew the Management Agreement with respect to each Fund.

PRIVACY notice

FACTS	WHAT DOES COPELAND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■       Social Security number                                           ■       Purchase History

■       Assets                                                                      ■       Account Balances

■       Retirement Assets                                                   ■       Account Transactions

■       Transaction History                                                ■       Wire Transfer Instructions

■       Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Copeland Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Copeland Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-9-COPELAND (1-888-926-7352)

Who we are:
Who is providing this notice?	Copeland Trust
What we do:
How does Copeland Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Copeland Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

  Federal law gives you the right to limit only

■      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions:
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Copeland Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Copeland Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Copeland Trust does not jointly market.

Investment Adviser
Copeland Capital Management, LLC
161 Washington Street, Suite 1325
Conshohocken, PA 19428

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel
Faegre Drinker Biddle & Reath, LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Transfer Agent
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Administrator
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Il 60603

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-888-9-COPELAND.

COPELAND-SAR21

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, Registrant’s principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification required by Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copeland Trust

By: /s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 8/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 8/6/2021

By: /s/ Steven J. Adams

Steven J. Adams, Treasurer and Principal Financial Officer

Date 8/6/2021